Convertible Note Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total debt discounts	$ 79,675		$ 412,673	$ 869,329
Payments of Financing Costs	$ 26,233	$ 0	$ 412,673	456,656
Investment ownership percentage	4.99%		4.99%
Interest Expense, Debt	$ 44,877	43,899	$ 59,023	17,260
Amortization of debt discounts	$ 26,233	$ 412,673	412,673	456,656
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest Expense, Debt			$ 59,023	$ 36,243